JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Balanced Portfolio
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio
JPMorgan Insurance Trust Equity Index Portfolio
JPMorgan Insurance Trust Intrepid Growth Portfolio
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
JPMorgan Insurance Trust Mid Cap Value Portfolio
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust U.S. Equity Portfolio
(All Share Classes)
Prospectuses dated April 25, 2009

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated December 4, 2009
to the Prospectuses dated April 25, 2009, as supplemented

Effective January 1, 2010 (the “Effective Date”), the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”) will be transferred to J.P. Morgan Investment Management Inc. (“JPMIM”) and JPMIM will become the investment adviser for the Funds indicated above subject to regulatory approval and receipt of a legal opinion that the proposed transaction will not result in an “assignment” of the investment advisory agreement with the Portfolios for purposes of the Investment Company Act of 1940, as amended. JPMIA and JPMIM are both wholly owned subsidiaries of JPMorgan Chase & Co. and the investment advisory businesses of JPMIA and JPMIM are being consolidated to achieve greater operational efficiency and simplify the organizational structure. On the Effective Date, all references to JPMIA in the prospectuses are hereby changed to reflect JPMIM as the investment adviser to these Portfolios. The appointment of JPMIM will not change the portfolio management team, investment strategies, investment advisory fees charged to the Portfolios or the terms of the investment advisory agreement (other than the identity of the adviser). Shareholder approval is not required for the change in investment adviser.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

SUP-JPMIT-CON2-1209

JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Balanced Portfolio
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio
JPMorgan Insurance Trust Equity Index Portfolio
JPMorgan Insurance Trust Intrepid Growth Portfolio
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
JPMorgan Insurance Trust Mid Cap Value Portfolio
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust U.S. Equity Portfolio
(All Share Classes)
Statement of Additional Information
dated April 25, 2009

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated December 4, 2009
to the Statement of Additional Information
dated April 25, 2009, as supplemented

Effective January 1, 2010 (the “Effective Date”), the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”) will be transferred to J.P. Morgan Investment Management Inc. (“JPMIM”) and JPMIM will become the investment adviser for the Portfolios indicated above subject to regulatory approval and receipt of a legal opinion that the proposed transaction will not result in an “assignment” of the investment advisory agreement with the Portfolios for purposes of the Investment Company Act of 1940, as amended. JPMIA and JPMIM are both wholly owned subsidiaries of JPMorgan Chase & Co. and the investment advisory businesses of JPMIA and JPMIM are being consolidated to achieve greater operational efficiency and simplify the organizational structure. On the Effective Date, all references to JPMIA in the Statement of Additional Information are hereby changed to reflect JPMIM as the investment adviser to these Portfolios. The appointment of JPMIM will not change the portfolio management team, investment strategies, investment advisory fees charged to the Portfolios or the terms of the investment advisory agreement (other than the identity of the adviser). Shareholder approval is not required for the change in investment adviser.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE

SUP-SAI-JPMIT-CON2-1209